Intangible Assets (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Intangible Assets [Abstract]
2017	$ 5,013
2018	4,616
2019	4,533
2020	2,450
2021	793
2022	287
Total	$ 17,691